SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)								3 Months Ended				6 Months Ended		12 Months Ended
	Feb. 16, 2024	Aug. 18, 2023	Aug. 18, 2023	Feb. 13, 2023	Jul. 29, 2022	Jul. 29, 2022	Sep. 13, 2018	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Product Information [Line Items]
Cash equivalents								$ 0				$ 0		$ 0	$ 0
Cash and marketable securities held in trust account								55,457,522				55,457,522		83,523,112	208,932,880
Deferred offering costs								582,540				582,540		582,540
Adjustments to additional paid in capital, fair value														268,617
Underwriter discount								8,499,949				8,499,949		8,499,949
Temporary equity														83,523,112	208,932,880
Unrecognized tax benefits								0				0		0	0
Amounts accrued for interest and penalties								0				0		0	0
Federal depository insurance								250,000				250,000		250,000
Issuance of Representative Shares												268,617
Net income loss								(174,050)	$ (590,103)	$ (721,929)	$ (998,238)	(764,153)	$ (1,720,167)	(3,147,500)	1,111,964
Net cash used in operating activities												351,026	334,651	552,958	756,716
Net cash provided by investing activities												29,725,815	107,859,854	130,584,975	(2,999,982)
Net cash used in financing activities												29,409,518	107,784,854	130,259,975	(2,999,982)
Cash								8,780				8,780		43,509	271,467
Net cash used in investing activities												(29,725,815)	(107,859,854)	(130,584,975)	2,999,982
Net cash used in financing activities												(29,409,518)	(107,784,854)	(130,259,975)	2,999,982
Seamless Group Inc [Member]
Product Information [Line Items]
Cash														48,500,000
Working capital deficit								76,000,000				76,000,000		70,500,000
Net capital deficit								42,500,000				42,500,000		36,200,000
Net income loss												6,239,266	6,631,985	14,417,786	15,725,713	[1]
Net cash used in operating activities												2,053,459	5,176,667	15,286,494	(8,681,916)	[1]
Net cash provided by investing activities												(199,120)	(97,310)	1,444,823	(732,332)	[1]
Net cash used in financing activities												(237,689)	346,929	1,197,648	5,767,020	[1]
Accounts Receivable, Allowance for Credit Loss														187,462	117,195
Advertising and promotion costs														784,818	618,661
Outstanding balance of convertible bond														10,000,000	10,000,000
Fair value of awards granted														$ 32,790,450
Shares forfeited														77,261
Safeguarding assets								1,942,244				1,942,244		$ 1,983,116	5,787,354
Safeguarding liabilities								1,942,244				1,942,244		1,983,116	5,787,354
Other assets														2,000,000.0	5,800,000
Cash								48,615,329				48,615,329		48,516,765	62,798,729	[2]
Net cash used in investing activities												199,120	97,310	(1,444,823)	732,332	[1]
Net cash used in financing activities												$ 237,689	(346,929)	$ (1,197,648)	$ (5,767,020)	[1]
Stock issued during period value share based compensation						$ 32,790,450
Stock issued during period shares share based compensation												430,000
Seamless Group Inc [Member] | 2018 Equity Incentive Plan [Member]
Product Information [Line Items]
Grants in period							2,591,543
Grants in period							978,397
Weighted average exercise price							$ 12.87
Grants in period					5,803,000
Seamless Group Inc [Member] | 2022 Equity Incentive Plan [Member]
Product Information [Line Items]
Grants in period					5,803,000
Seamless Group Inc [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration Risk, Percentage														53.00%	71.00%
Seamless Group Inc [Member] | Convertible Debt Securities [Member]
Product Information [Line Items]
Convertible shares														1,532,798	1,532,798
Seamless Group Inc [Member] | Convertible Bond [Member]
Product Information [Line Items]
Outstanding balance of convertible bond														$ 10,000,000	$ 10,000,000
Seamless Group Inc [Member] | Computer Software, Intangible Asset [Member]
Product Information [Line Items]
Intangible assets amortized period														5 years
Seamless Group Inc [Member] | Developed Technology Rights [Member]
Product Information [Line Items]
Intangible assets amortized period														7 years
Seamless Group Inc [Member] | Trademarks and Trade Names [Member]
Product Information [Line Items]
Intangible assets amortized period														10 years
Common Class A [Member]
Product Information [Line Items]
Possible redemption in amount	$ 30,260,000	$ 23,800,000	$ 23,800,000	$ 109,310,000								$ 55,457,522
Net income loss								$ 78,092		$ 448,793		$ 368,040	$ 1,159,361	$ 2,003,234	$ (860,883)

[1]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 – Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.
[2]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 – Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.